Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LEASES
The Company leases offices, operating medical centers, vehicles and medical equipment. Leases consist of finance and operating leases, and have a remaining lease term of 1 year to 10 years. The Company elected the practical expedient, which allows the Company to exclude leases with a lease term less than 12 months from being recorded on the balance sheet. We adopted the practical expedient related to the combining of lease and non-lease
components, which allows us to account for the lease and
non-lease
components as a single lease component.
The following table presents ROU assets and lease liabilities as of December 31, 2021 (in thousands):

2021
ROU assets
Operating leases	$132,173
Finance leases	3,854

$136,027

Lease liabilities
Operating leases	$138,211
Finance leases	3,476

$141,687

ROU asset finance leases are included in property and equipment, net, in the accompanying consolidated balance sheets.
The components of lease expense for the year ended December 31, 2021 (in thousands) were as follows:

2021
Operating lease cost	$19,732
Short-term lease cost	1,167
Variable lease cost	4,954
Finance lease cost
Amortization of right-of-use assets	$1,253
Interest on lease liabilities	221

Total finance lease cost	$1,474

Sublease income was immaterial for the year ended December 31, 2021.
Additional information related to operating and finance leases for the year ended December 31, 2021 (in thousands) were as follows:

2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$221
Operating cash flows from operating leases	16,278
Financing cash flows from finance leases	1,378
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$98,742
Finance leases	2,461

The weighted average remaining lease term (in years) and weighted average discount rate were as follows:

2021
Weighted average remaining lease term—Finance	3.1 years
Weighted average remaining lease term—Operating	7.9 years
Weighted average discount rate—Finance	6.91%
Weighted average discount rate—Operating	5.92%
Future minimum lease payments under operating and finance leases as of December 31, 2021 were as follows (in thousands):

Years ended December 31,	Operating	Finance	Total
2022	$23,051	$1,485	$24,536
2023	24,577	1,078	25,655
2024	22,561	797	23,358
2025	20,489	364	20,853
2026	18,424	107	18,531
Thereafter	67,569	—	67,569

Total minimum lease payments	176,671	3,831	180,502
Less: amount representing interest	(38,460)	(355)	(38,815)

Lease liabilities	$138,211	$3,476	$141,687

Future minimum lease payments under operating and capital leases as of December 31, 2020 were as follows (in thousands):

Years ended December 31,	Operating	Capital	Total
2021	$10,566	$1,038	$11,604
2022	11,075	919	11,994
2023	9,772	586	10,358
2024	8,158	271	8,429
2025	6,641	—	6,641
Thereafter	20,721	—	20,721

Total minimum lease payments	66,933	2,814	69,747
Less: amount representing interest	—	(358)	(358)

Lease liabilities	$66,933	$2,456	$69,389

Rent expense for the years ended December 31, 2020 and 2019 amounted to approximately $11.6 million and $6.1 million, respectively.

Leases	LEASES
The Company leases offices, operating medical centers, vehicles and medical equipment. Leases consist of finance and operating leases, and have a remaining lease term of 1 year to 10 years. The Company elected the practical expedient, which allows the Company to exclude leases with a lease term less than 12 months from being recorded on the balance sheet. We adopted the practical expedient related to the combining of lease and non-lease
components, which allows us to account for the lease and
non-lease
components as a single lease component.
The following table presents ROU assets and lease liabilities as of December 31, 2021 (in thousands):

2021
ROU assets
Operating leases	$132,173
Finance leases	3,854

$136,027

Lease liabilities
Operating leases	$138,211
Finance leases	3,476

$141,687

ROU asset finance leases are included in property and equipment, net, in the accompanying consolidated balance sheets.
The components of lease expense for the year ended December 31, 2021 (in thousands) were as follows:

2021
Operating lease cost	$19,732
Short-term lease cost	1,167
Variable lease cost	4,954
Finance lease cost
Amortization of right-of-use assets	$1,253
Interest on lease liabilities	221

Total finance lease cost	$1,474

Sublease income was immaterial for the year ended December 31, 2021.
Additional information related to operating and finance leases for the year ended December 31, 2021 (in thousands) were as follows:

2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$221
Operating cash flows from operating leases	16,278
Financing cash flows from finance leases	1,378
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$98,742
Finance leases	2,461

The weighted average remaining lease term (in years) and weighted average discount rate were as follows:

2021
Weighted average remaining lease term—Finance	3.1 years
Weighted average remaining lease term—Operating	7.9 years
Weighted average discount rate—Finance	6.91%
Weighted average discount rate—Operating	5.92%
Future minimum lease payments under operating and finance leases as of December 31, 2021 were as follows (in thousands):

Years ended December 31,	Operating	Finance	Total
2022	$23,051	$1,485	$24,536
2023	24,577	1,078	25,655
2024	22,561	797	23,358
2025	20,489	364	20,853
2026	18,424	107	18,531
Thereafter	67,569	—	67,569

Total minimum lease payments	176,671	3,831	180,502
Less: amount representing interest	(38,460)	(355)	(38,815)

Lease liabilities	$138,211	$3,476	$141,687

Future minimum lease payments under operating and capital leases as of December 31, 2020 were as follows (in thousands):

Years ended December 31,	Operating	Capital	Total
2021	$10,566	$1,038	$11,604
2022	11,075	919	11,994
2023	9,772	586	10,358
2024	8,158	271	8,429
2025	6,641	—	6,641
Thereafter	20,721	—	20,721

Total minimum lease payments	66,933	2,814	69,747
Less: amount representing interest	—	(358)	(358)

Lease liabilities	$66,933	$2,456	$69,389

Rent expense for the years ended December 31, 2020 and 2019 amounted to approximately $11.6 million and $6.1 million, respectively.